Long-term debt, current and non-current, details (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Long-term debt, current and non-current [Abstract]
9.5% Senior Unsecured Bond	$ 100,000	$ 100,000
Secured Term Loans	378,298	434,850
Total debt outstanding	478,298	534,850
Less related deferred financing costs	(3,347)	(4,303)
Total debt, net of deferred financing costs	474,951	530,547
Less: Current portion of long term debt, net of deferred financing costs current	(40,205)	(96,434)
Long-term debt, net of current portion and deferred financing costs, non-current	$ 434,746	$ 434,113